DISCLOSURE OF NOTES RECEIVABLE (Details) - CAD ($)		3 Months Ended
		Mar. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Principal		$ 1,121,767
Interest		26,350
Accretion		10,110
Impairment recovery		771,260
Total		1,929,487
Notes receivables current		967,766	$ 190,170
Notes receivables non-current		$ 961,721	$ 964,006
Note One [member]
IfrsStatementLineItems [Line Items]
Start Date	[1]	Apr. 21, 2021
Maturity Date	[1]	Oct. 21, 2022
Interest Rate	[1]	0.00%
Principal	[1]	$ 178,223
Interest	[1]
Accretion	[1]	3,488
Impairment recovery	[1]
Total	[1]	181,711
Notes receivables current		181,711
Notes receivables non-current
Note Two [member]
IfrsStatementLineItems [Line Items]
Start Date	[1]	Sep. 22, 2021
Maturity Date	[1]	Sep. 22, 2024
Interest Rate	[1]	5.00%
Principal	[1]	$ 943,544
Interest	[1]	11,555
Accretion	[1]	6,622
Impairment recovery	[1]
Total	[1]	961,721
Notes receivables current
Notes receivables non-current		$ 961,721
Note Three [member]
IfrsStatementLineItems [Line Items]
Start Date		Nov. 17, 2021
Maturity Date		Apr. 26, 2022
Interest Rate		8.00%
Principal
Interest		14,795
Accretion
Impairment recovery		771,260
Total		786,055
Notes receivables current		786,055
Notes receivables non-current

[1]	These notes are denominated in US dollars and are converted to Canadian dollars at the reporting date.